FAIR VALUE MEASUREMENTS - Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 137,496,423	$ 121,560,921
Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	617,038	720,645
Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,161,052	4,037,801
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	85,492,163	73,024,519
Total Level 1, 2, and 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,843,208	44,498,601
Total Level 1, 2, and 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,226,170	43,777,956
Total Level 1, 2, and 3 | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	617,038	720,645
Quoted market prices in active market for identical assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,843,208	44,498,601
Quoted market prices in active market for identical assets (Level 1) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	46,226,170	43,777,956
Quoted market prices in active market for identical assets (Level 1) | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	617,038	720,645
Significant other observable inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant other observable inputs (Level 2) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant other observable inputs (Level 2) | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant unobservable inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant unobservable inputs (Level 3) | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Significant unobservable inputs (Level 3) | Employer common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Measured at net asset value | Pooled separate accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	5,161,052	4,037,801
Measured at net asset value | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 85,492,163	$ 73,024,519